Loss per share - Summary of basic and diluted net loss per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss per share
Net loss attributable to ordinary shares	€ (165,255)	€ (129,313)	€ (218,290)
Weighted-average shares outstanding-basic and diluted	117,320	131,625	101,442
Basic loss per share	€ (1.41)	€ (0.98)	€ (2.15)
Diluted loss per share	€ (1.41)	€ (0.98)	€ (2.15)